CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Preferred Stock Series B	Preferred Stock Series C	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2013	$ 1,139	$ 0	$ 0	$ 101,840	$ (132)	$ (103,025)	$ (107)
Beginning Balance, Shares at Dec. 31, 2013	2	0	705
Preferred dividends						(152)	(152)
Conversion of preferred stock, Amount	$ (461)		$ 2	459			0
Conversion of preferred stock, Shares	(1)		23
Issuance of common stock and warrants, Amount				433			433
Issuance of stock options				61			61
Exercise of warrants and options into common stock, Amount			$ 0	96			96
Exercise of warrants and options into common stock, Shares			4
Stock-based compensation expense				886			886
Conversion of debts into common stock, Amount			$ 3	890			893
Conversion of debts into common stock, Shares			28
Net Loss						(9,883)	(9,883)
Ending Balance, Amount at Dec. 31, 2014	$ 678	$ 0	$ 97	107,952	(132)	(113,060)	(4,465)
Ending Balance, Shares at Dec. 31, 2014	1	0	969
Preferred dividends						(352)	(352)
Issuance of common stock and warrants, Amount			$ 11	1,327			1,338
Issuance of common stock and warrants, Shares			106
Conversion of Series C preferred stock to common stock, Amount		$ (840)	$ 99	1,727		(986)	0
Conversion of Series C preferred stock to common stock, Shares		(2)	990
Exercise of warrants and options into common stock, Amount			$ 11	132			143
Exercise of warrants and options into common stock, Shares			111
Stock-based compensation expense				1,008			1,008
Conversion of debts into common stock, Amount			$ 15	999			1,014
Conversion of debts into common stock, Shares			168
December 2014 public offering warrants exchange and common shares issuance, Amount			$ 3	1,368		(1,049)	322
December 2014 public offering warrants exchange and common shares issuance, Shares			27
Series B, Tranche A, warrant price adjustment				64		(64)	0
Series C preferred stock and warrant issuance, Amount	$ (678)	$ 2,892		268		(150)	2,332
Series C preferred stock and warrant issuance, Shares	(1)	8
Net Loss						(6,902)	(6,902)
Ending Balance, Amount at Dec. 31, 2015	$ 0	$ 2,052	$ 236	$ 114,845	$ (132)	$ (122,563)	$ (5,562)
Ending Balance, Shares at Dec. 31, 2015	0	6	2,371